Expense Example {- Fidelity Flex Mid Cap Index Fund} - 04.30 Fidelity Flex Mid Cap Index Fund & Fidelity Flex Small Cap Index Fund combo PRO-09 - Fidelity Flex Mid Cap Index Fund - Fidelity Flex Mid Cap Index Fund
Jun. 29, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none